Share Capital and Contributed Surplus (Details Narrative) - CAD ($)										6 Months Ended		12 Months Ended
	Aug. 25, 2026	Jul. 10, 2026	Jun. 12, 2026	Apr. 30, 2026	Mar. 11, 2026	Aug. 22, 2025	Jul. 31, 2025	Jun. 02, 2025	May 31, 2025	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2026	Feb. 28, 2027	Mar. 31, 2026	Mar. 01, 2026	Feb. 28, 2026	Aug. 21, 2025	Apr. 09, 2024
IfrsStatementLineItems [Line Items]
Issuance of shares	300,000			2,448,939	300,000											240,132		100,000
Exercise of options	300,000				300,000
Total Proceeds				$ 3,061,174	$ 120,000						$ 4,650
Exercise of warrants				2,448,939
Common shares, description		On July 10, 2026, the Company issued 960,500 flow-through shares at a price of $2.00 per share, for gross proceeds of $1,921,000, with a flow-through premium deduction of $518,670, and 178,325 units at a price of $2.00 per unit, for gross proceeds of $356,650. Each unit was comprised of one common share and one common share purchase warrant, with each warrant exercisable for one common share at a price of $2.50 per common share until December 31, 2026, subject to an accelerated expiry clause, valued using the residual method at $96,296. In connection with the issuance, the Company paid $12,000 in cash finders’ fees, and issued 8,040 compensation shares with a fair value of $11,738 based on the fair market value of $1.46 per share and 14,040 compensation warrants with a fair value of $1,097 computed using the Black Scholes pricing model, exercisable at $2.50 per common share until December 31, 2026, subject to an accelerated expiry clause.	On June 12, 2026, the Company issued 6,277,570 flow-through shares at a price of $2.00 per share, for gross proceeds of $12,555,140, with a flow-through premium deduction of $2,448,253, and 1,432,750 units at a price of $2.00 per unit, for gross proceeds of $2,865,500. Each unit was comprised of one common share and one common share purchase warrant, with each warrant exercisable for one common share at a price of $2.50 per common share until December 31, 2026, subject to an accelerated expiry clause, valued using the residual method at $558,773. In connection with the issuances, the Company paid $156,881 in cash finders’ fees, and issued 322,920 compensation shares with a fair value of $519,902 based on the fair market value of $1.61 per share and 401,360 compensation warrants with a fair value of $59,470 computed using the Black Scholes pricing model, exercisable at $2.50 per common share until December 31, 2026, subject to an accelerated expiry clause.			On August 22, 2025, the Company issued 4,749,000 flow-through shares at a price of $0.50 per share, for gross proceeds of $2,374,500, with a flow-through premium deduction of $118,725, and 1,150,000 units, at a price of $0.50 per unit, for gross proceeds of $575,000. Each unit is comprised of one common share and one-half of one common share purchase warrant with each whole warrant exercisable for one common share at a price of $0.50 per common share until December 31, 2025, subject to an accelerated expiry clause, valued using the residual method at $28,750. In connection with the issuances, the Company paid $25,200 in cash finder’s fees, and issued 218,320 compensation shares with a fair value of $103,702 based on the fair market value of $0.48 per share, and 268,720 compensation warrants with a fair value of $28,167 computed using the Black Scholes pricing model, exercisable at $0.50 per common share, until December 31, 2025, subject to an accelerated expiry clause.	In July 2025, the Company issued 12,856,513 flow-through shares at a price of $0.35 per share, for gross proceeds of $4,499,780, and 550,142 units, at a price of $0.35 per unit, for gross proceeds of $192,549. Each unit is comprised of one common share and one-half of one common share purchase warrant with each whole warrant exercisable for one common share at a price of $0.50 per common share until December 31, 2025, subject to an accelerated expiry clause. In connection with the issuances, the Company paid $1,600 in cash finder’s fees, and issued 894,998 compensation shares with a fair value of $228,210 based on the fair market value of $0.36 per share for 642,844 shares, and a fair value of $114,730 based on the fair market value of $0.46 per share for 252,154 shares and 899,570 compensation warrants with a fair value of $64,680 computed using the Black Scholes pricing model, exercisable at $0.50 per common share, until December 31, 2025, subject to an accelerated expiry clause.	On June 2, 2025, the Company issued 2,883,429 flow-through shares at a price of $0.35 per share, for gross proceeds of $1,009,200, and 334,757 units, at a price of $0.35 per unit, for gross proceeds of $117,164. Each unit is comprised of one common share and one-half of one common share purchase warrant with each whole warrant exercisable for one common share at a price of $0.50 per common share until December 31, 2025, subject to an accelerated expiry clause. In connection with the issuances, the Company issued 226,674 compensation shares with a fair value of $91,803 based on the fair market value of $0.41 per share and 226,674 compensation warrants with a fair value of $21,209 computed using the Black Scholes pricing model, exercisable at $0.50 per common share, until December 31, 2025, subject to an accelerated expiry clause.	In May 2025, the Company issued 5,041,880 flow-through shares at a price of $0.35 per share, for gross proceeds of $1,764,658, with a flow-through premium deduction of $100,838, and 1,789,990 units, at a price of $0.35 per unit, for gross proceeds of $626,497. Each unit was comprised of one common share and one half of one common share purchase warrant with each whole warrant exercisable for one common share at a price of $0.50 per common share until December 31, 2025, subject to an accelerated expiry clause, valued using the residual method at $35,800. In connection with the above private placements, the Company paid $800 in cash finders’ fees, issued 244,478 compensation shares with a fair value of $37,520 based on the fair market value of $0.33 per share for 113,697 shares, and a fair value of $47,735 based on the fair market value of $0.37 per share for 130,781 shares, and issued 218,193 compensation warrants with a fair value of $12,591 computed using the Black Scholes pricing model, exercisable at $0.50 per common share, until December 31, 2025, subject to an accelerated expiry clause.
Total Proceeds	$ 195,000
Shares received amount										$ 2,286,955		$ 2,286,955				$ 182,800	$ 5,000
Issuance of flow-through shares																	10,000
Share price per share																	$ 0.50
Premium deduction value																	$ 350
RSUs granted															1,975,000
RSUs vested										987,500		987,500
Cancelled RSUs held by a consultant		30,525
Share-based compensation										$ 2,406,412	864,968
Share-based compensation vesting options										921,775	93,922
Unexercised warrants expired				2,169,911
Exercise price of expired unexercised warrants				$ 1.25
Warrants, description		On July 10, 2026, the Company issued 178,325 warrants as part of the issuance of units, with each warrant exercisable for one common share at a price of $2.50 until December 31, 2026, subject to an accelerated expiry date. The warrants are valued using the residual method at $96,296. The Company also issued 14,040 finders’ warrants, with each warrant exercisable at a price of $2.50 per common share, until December 31, 2026, subject to an accelerated expiry date. The fair value of the 14,040 finders’ warrants was $1,097 computed using the Black Scholes pricing model.	On June 12, 2026, the Company issued 1,432,750 warrants as part of the issuance of units, with each warrant exercisable for one common share at a price of $2.50 until December 31, 2026, subject to an accelerated expiry date. The warrants are valued using the residual method at $558,773. The Company also issued 401,360 finders’ warrants, with each warrant exercisable at a price of $2.50 per common share, until December 31, 2026, subject to an accelerated expiry date. The fair value of the 401,360 finders’ warrants was $59,470 computed using the Black Scholes pricing model.
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
RSUs vested													987,500
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Cancellation of shares		30,525
Vesting of shares		16,475
Share-based compensation										$ 1,484,637	$ 771,046
Contributed Surplus [Member]
IfrsStatementLineItems [Line Items]
Reclassification of warrants from contributed surplus to share capital on exercise	$ 58,432			$ 116,986	$ 90,806
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Issuance of shares		16,475								975,134	2,658,780	975,134
Reclassification of warrants from contributed surplus to share capital on exercise		$ 16,310								$ 970,616		$ 771,046
RSUs granted		51,134
RSUs vested		16,475								11,134		11,134
Restricted share units [member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
RSUs vested													40,000
Share options [member]
IfrsStatementLineItems [Line Items]
Granted shares		300,000												300,000
Exercise price		$ 2.00